BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES - Property and Equipment (Details)	Dec. 31, 2023
Vessels (excluding FLNG)
Property, Plant and Equipment [Line Items]
Useful lives applied in depreciation	40 years
FLNG
Property, Plant and Equipment [Line Items]
Useful lives applied in depreciation	30 years
Deferred drydocking expenditure
Property, Plant and Equipment [Line Items]
Useful lives applied in depreciation	5 years
Deferred drydocking expenditure - FLNG
Property, Plant and Equipment [Line Items]
Useful lives applied in depreciation	20 years
Mooring equipment - FLNG
Property, Plant and Equipment [Line Items]
Useful lives applied in depreciation	8 years
Minimum | Office equipment and fittings
Property, Plant and Equipment [Line Items]
Useful lives applied in depreciation	3 years
Maximum | Office equipment and fittings
Property, Plant and Equipment [Line Items]
Useful lives applied in depreciation	6 years